Product Inventory (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / bbl MBbls	Dec. 31, 2018 USD ($) $ / bbl MBbls
Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Number of barrels of crude oil in inventory | MBbls	964,500	568,100
Inventories valuation rate | $ / bbl	18.16	15.30
Product inventory recorded as an expense		$ 2.8
Cost of inventories capitalized	$ 8.8